                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS

 SUPPLEMENT TO CLASS I SHARE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 27, 2003

                                  April 17, 2003

CHANGES IN INVESTOR FEES AND EXPENSES

The "Investor Fees and Expenses" tables are replaced with the following to reflect a reduction in the Large Cap Value and High Yield Bond Funds' operating expenses.

LARGE CAP VALUE FUND

ANNUAL FUND OPERATING EXPENSES:
EXPENSES PAID FROM FUND ASSETS AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS
Management fee                                                                                    0.45%
Distribution fee (12b-1 fee)                                                                       None
Other Expenses                                                                                    0.56%
Total annual Fund Operating Expenses                                                              1.01%
Waiver of Fund expenses                                                                          (0.26%)
NET EXPENSES                                                                                      0.75%

Accordingly, the "Example" of Fund expenses for Large Cap Value Fund for the 1, 3, 5 and 10 year periods are as follows:

                     Year 1               Year 3              Year 5              Year 10
              --------------------- ------------------- -------------------- -------------------
              $        79           $      307          $      559           $     1,307
              --------------------- ------------------- -------------------- -------------------

HIGH YIELD BOND FUND

ANNUAL FUND OPERATING EXPENSES:
EXPENSES PAID FROM FUND ASSETS AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS
Management fee                                                                                    0.40%
Distribution fee (12b-1 fee)                                                                       None
Other Expenses                                                                                    0.44%
Total annual Fund Operating Expenses                                                              0.84%
Waiver of Fund expenses                                                                          (0.24%)
NET EXPENSES                                                                                      0.60%

Accordingly, the "Example" of Fund expenses for High Yield Bond Fund for the 1, 3, 5 and 10 year periods are as follows:

                     Year 1               Year 3              Year 5              Year 10
                     ------               ------              ------              -------
              $        63           $      253          $      462           $     1,084

CHANGE TO FUND FEE AND EXPENSE TABLE FOOTNOTES

The following changes are made to the footnotes to the Fee and Expense tables reflecting expense offset arrangements for the following Funds:

A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAYS IS USED TO REDUCE THE FUND'S EXPENSES. THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT WITH THE FUND'S CUSTODIAN AND OTHER AGENTS THAT REDUCES THE FUND'S EXPENSES BASE UPON THE AMOUNT OF SECURITIES THE FUND LENDS TO THIRD PARTIES. IN ADDITION THE FUND'S CUSTODIAN REDUCES ITS CUSTODIAN FEES BASED UPON THE AMOUNT OF CASH THE FUND MAINTAINS WITH ITS CUSTODIAN. "OTHER EXPENSES" DO NOT TAKE INTO ACCOUNT THESE ESTIMATED EXPENSE REDUCTIONS, AND ARE THEREFORE HIGHER THAN THE ACTUAL EXPENSES OF THE FUND. HAD THESE ESTIMATED FEE REDUCTIONS BEEN TAKEN INTO ACCOUNT THE ESTIMATED "TOTAL ANNUAL FUND OPERATING EXPENSES" WOULD EQUAL:

                          GROWTH DISCOVERY FUND: 1.32%
                           EMERGING GROWTH FUND: 1.14%
                         VALUE OPPORTUNITIES FUND: 1.12%
                           LARGE CAP VALUE FUND: 0.93%
                    U.S. LARGE CAP SELECT GROWTH FUND: 0.95%
                         U.S. EQUITY GROWTH FUND: 0.86%
                          WORLDWIDE GROWTH FUND: 1.22%
                            GLOBAL SELECT FUND: 1.00%
                      INTERNATIONAL CORE GROWTH FUND: 1.09%
                 INTERNATIONAL GROWTH OPPORTUNITIES FUND: 1.19%
                         EMERGING COUNTRIES FUND: 1.85%
                           HIGH YIELD BOND FUND: 0.78%

Accordingly, the "Example" taking into account offset arrangements that each of the Funds will enter into with brokers, custodians and third party service providers are replaced as follows:

Fund                                                            Year 1     Year 3      Year 5     Year 10
----                                                            ------     ------      ------     -------
Growth Discovery                                                 $139       $437       $  766      $1,743
Emerging Growth                                                   120        377          661       1,506
Value Opportunities                                               118        371          650       1,479
Large Cap Value                                                   104        328          574       1,307
U.S. Large Cap Select Growth                                      100        314          551       1,255
U.S. Equity Growth                                                 86        285          499       1,136
Worldwide Growth                                                  128        404          708       1,011
Global Select                                                     105        331          580       1,321
International Core Growth                                         114        361          632       1,440
International Growth Opportunities                                125        394          690       1,572
Emerging Countries                                                173        591        1,052       2,422
High Yield Bond                                                    63        239          434       1,011

CHANGE IN FUND EXPENSE CAPS

The Expense Limitation Agreement for the Large Cap Value Fund and High Yield Bond Fund is amended so that the Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses paid by directed brokerage and other offset arrangements) do not exceed the percentages as set forth below, for the Class I shares of each Fund through December 1, 2003.

         Large Cap Value Fund                        0.75%
         High Yield Bond Fund                        0.60%

CHANGE IN FUND TRANSFER AND DIVIDEND DISBURSING AGENT

Effective March 15, 2003, UMB Fund Services, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301, will serve as the Funds' Transfer and Dividend Disbursing Agent. Accordingly, references to Boston Financial Services and State Street Bank and Trust Company are replaced under "Simplified Account Information" in the Prospectus and under "Transfer and Dividend Disbursing Agent, Legal Counsel and Independent Auditors" in the Statement of Additional Information. Instructions for purchase, exchange and redemption of shares are as follows:

PURCHASES OF SHARES BY CHECK: Mail application and check, payable to Nicholas-Applegate Institutional Funds to:

                     Nicholas-Applegate Institutional Funds
                                  P.O. Box 480
                        Milwaukee, Wisconsin 53201-0480.

Send private courier overnight delivery service to:

                     Nicholas-Applegate Institutional Funds
                        803 West Michigan Street, Suite A
                        Milwaukee, Wisconsin 53233-2301.

PURCHASES OF SHARES BY BANK WIRE: Instruct your bank to wire the amount you wish to invest to:

                                 UMB Bank, N.A.
                                 Kansas City, MO
                                 ABA: #101000695
                     For credit to: Nicholas-Applegate Funds
                            Account #: 9871062937
                             For further credit to:
                               Investor Account #
                          Name or Account Registration
                                   SSN or TIN
                                  Name of Fund

EXCHANGES BY MAIL: Exchange requests made by mail must include: the name of the Fund and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail, courier or overnight deliver this request to the relevant address listed above under "Purchase of Shares by Check".

SELLING OR REDEEMING SHARES IN WRITING: Include the name of the account owners, account number and Fund you are redeeming from, and the share or dollar amount you wish to sell, signed by all account owners. Mail, courier or overnight this request to the relevant address listed above under "Purchase of Shares by Check".

SIGNATURE GUARANTEES: A signature guarantee from a financial institution is required to verify the authenticity of an individual's signature. Signature guarantees must be issued by a participant in a medallion program endorsed by the Securities Transfer Association. Approved programs currently include STAMP, SEMP and MSP.

                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS

         SUPPLEMENT TO CLASS II SHARE PROSPECTUS DATED FEBRUARY 4, 2003
                     AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 27, 2003

                                  April 17, 2003

CHANGES IN INVESTOR FEES AND EXPENSES

The "Investor Fees and Expenses" tables are replaced with the following to reflect a reduction in the Large Cap Value and High Yield Bond Funds' operating expenses.

LARGE CAP VALUE FUND

ANNUAL FUND OPERATING EXPENSES:
EXPENSES PAID FROM FUND ASSETS AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS
Management fee                                                                                    0.45%
Distribution fee (12b-1 fee)                                                                       None
Other Expenses                                                                                    0.46%
Total annual Fund Operating Expenses                                                              0.91%
Waiver of Fund expenses                                                                          (0.26%)
NET EXPENSES                                                                                      0.65%

Accordingly, the "Example" of Fund expenses for Large Cap Value Fund for the 1, 3, 5 and 10 year periods are as follows:

                     Year 1               Year 3              Year 5              Year 10
                     ------               ------              ------              -------
              $        68           $      274          $      501           $     1,175


HIGH YIELD BOND FUND

ANNUAL FUND OPERATING EXPENSES:
EXPENSES PAID FROM FUND ASSETS AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS
Management fee                                                                                    0.40%
Distribution fee (12b-1 fee)                                                                       None
Other Expenses                                                                                    0.39%
Total annual Fund Operating Expenses                                                              0.79%
Waiver of Fund expenses                                                                          (0.24%)
NET EXPENSES                                                                                      0.55%

Accordingly, the "Example" of Fund expenses for High Yield Bond Fund for the 1, 3, 5 and 10 year periods are as follows:

                     Year 1               Year 3              Year 5              Year 10
                     ------               ------              ------              -------
              $        58           $      236          $      433           $     1,018

CHANGE TO FUND FEE AND EXPENSE TABLE FOOTNOTES

The following changes are made to the footnotes to the Fee and Expense tables reflecting expense offset arrangements for the following Funds:

A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAYS IS USED TO REDUCE THE FUND'S EXPENSES. THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT WITH THE FUND'S CUSTODIAN AND OTHER AGENTS THAT REDUCES THE FUND'S EXPENSES BASE UPON THE AMOUNT OF SECURITIES THE FUND LENDS TO THIRD PARTIES. IN ADDITION THE FUND'S CUSTODIAN REDUCES ITS CUSTODIAN FEES BASED UPON THE AMOUNT OF CASH THE FUND MAINTAINS WITH ITS CUSTODIAN. "OTHER EXPENSES" DO NOT TAKE INTO ACCOUNT THESE ESTIMATED EXPENSE REDUCTIONS, AND ARE THEREFORE HIGHER THAN THE ACTUAL EXPENSES OF THE FUND. HAD THESE ESTIMATED FEE REDUCTIONS BEEN TAKEN INTO ACCOUNT THE ESTIMATED "TOTAL ANNUAL FUND OPERATING EXPENSES" WOULD EQUAL:

                           LARGE CAP VALUE FUND: 0.83%
                    U.S. LARGE CAP SELECT GROWTH FUND: 0.85%
                         U.S. EQUITY GROWTH FUND: 0.81%
                          WORLDWIDE GROWTH FUND: 0.97%
                            GLOBAL SELECT FUND: 0.95%
                      INTERNATIONAL CORE GROWTH FUND: 0.94%
                 INTERNATIONAL GROWTH OPPORTUNITIES FUND: 1.04%
                         EMERGING COUNTRIES FUND: 1.70%
                           HIGH YIELD BOND FUND: 0.73%

Accordingly, the "Example" taking into account offset arrangements that each of the Funds will enter into with brokers, custodians and third party service providers are replaced as follows:

Fund                                                             Year 1     Year 3     Year 5     Year 10
----                                                             ------     ------     ------     -------
Large Cap Value Fund                                              $87        $275       $482      $1,096
U.S. Large Cap Select Growth                                       89         281        493       1,123
U.S. Equity Growth                                                 85         268        470       1,070
Worldwide Growth                                                  102         321        563       1,281
Global Select                                                     100         314        551       1,256
International Core Growth                                          99         311        545       1,241
International Growth Opportunities                                109         344        603       1,334
Emerging Countries                                                158         542        965       2,224
High Yield Bond                                                    58         223        405         945

CHANGE IN FUND EXPENSE CAPS

The Expense Limitation Agreement for the Large Cap Value Fund and High Yield Bond Fund is amended so that the Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses paid by directed brokerage and other offset arrangements) do not exceed the percentages as set forth below, for the Class I shares of each Fund through December 1, 2003.

         Large Cap Value Fund                        0.65%
         High Yield Bond Fund                        0.55%

CHANGE IN FUND TRANSFER AND DIVIDEND DISBURSING AGENT

Effective March 15, 2003, UMB Fund Services, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301, will serve as the Funds' Transfer and Dividend Disbursing Agent. Accordingly, references to Boston Financial Services and State Street Bank and Trust Company are replaced under "Simplified Account Information" in the Prospectus and under "Transfer and Dividend Disbursing Agent, Legal Counsel and Independent Auditors" in the Statement of Additional Information. Instructions for purchase, exchange and redemption of shares are as follows:

PURCHASES OF SHARES BY CHECK: Mail application and check, payable to Nicholas-Applegate Institutional Funds to:

                     Nicholas-Applegate Institutional Funds
                                  P.O. Box 480
                        Milwaukee, Wisconsin 53201-0480.

Send private courier overnight delivery service to:

                     Nicholas-Applegate Institutional Funds
                        803 West Michigan Street, Suite A
                        Milwaukee, Wisconsin 53233-2301.

PURCHASES OF SHARES BY BANK WIRE: Instruct your bank to wire the amount you wish to invest to:

                                 UMB Bank, N.A.
                                 Kansas City, MO
                                 ABA: #101000695
                     For credit to: Nicholas-Applegate Funds
                              Account #: 9871062937
                             For further credit to:
                               Investor Account #
                          Name or Account Registration
                                   SSN or TIN
                                  Name of Fund

EXCHANGES BY MAIL: Exchange requests made by mail must include: the name on the account, the name of the Fund and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail, courier or overnight deliver this request to the relevant address listed above under "Purchase of Shares by Check".

SELLING OR REDEEMING SHARES IN WRITING: Include the name of the account owners, account number and Fund you are redeeming from, and the share or dollar amount you wish to sell, signed by all account owners. Mail, courier or overnight this request to the relevant address listed above under "Purchase of Shares by Check".

SIGNATURE GUARANTEES: A signature guarantee from a financial institution is required to verify the authenticity of an individual's signature. Signature guarantees must be issued by a participant in a medallion program endorsed by the Securities Transfer Association. Approved programs currently include STAMP, SEMP and MSP.

                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS

         SUPPLEMENT TO CLASS III SHARE PROSPECTUS DATED FEBRUARY 4, 2003
                     AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 27, 2003

                                  April 17, 2003

CHANGES IN INVESTOR FEES AND EXPENSES

The "Investor Fees and Expenses" tables are replaced with the following to reflect a reduction in the Large Cap Value and High Yield Bond Funds' operating expenses.

LARGE CAP VALUE FUND

ANNUAL FUND OPERATING EXPENSES:
EXPENSES PAID FROM FUND ASSETS AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS
Management fee                                                                                    0.45%
Distribution fee (12b-1 fee)                                                                       None
Other Expenses                                                                                    0.36%
Total annual Fund Operating Expenses                                                              0.81%
Waiver of Fund expenses                                                                          (0.26%)
NET EXPENSES                                                                                      0.55%

Accordingly, the "Example" of Fund expenses for Large Cap Value Fund for the 1, 3, 5 and 10 year periods are as follows:

                     Year 1               Year 3              Year 5              Year 10
                     ------               ------              ------              -------
              $        58           $       241         $       443          $     1,042

HIGH YIELD BOND FUND

ANNUAL FUND OPERATING EXPENSES:
EXPENSES PAID FROM FUND ASSETS AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS
Management fee                                                                                    0.40%
Distribution fee (12b-1 fee)                                                                       None
Other Expenses                                                                                    0.34%
Total annual Fund Operating Expenses                                                              0.74%
Waiver of Fund expenses                                                                          (0.24%)
NET EXPENSES                                                                                      0.50%

Accordingly, the "Example" of Fund expenses for High Yield Bond Fund for the 1, 3, 5 and 10 year periods are as follows:

                     Year 1               Year 3              Year 5              Year 10
                     ------               ------              ------              -------
              $        53           $       220         $      404           $      952

CHANGE TO FUND FEE AND EXPENSE TABLE FOOTNOTES

The following changes are made to the footnotes to the Fee and Expense tables reflecting expense offset arrangements for the following Funds:

A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAYS IS USED TO REDUCE THE FUND'S EXPENSES. THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT WITH THE FUND'S CUSTODIAN AND OTHER AGENTS THAT REDUCES THE FUND'S EXPENSES BASE UPON THE AMOUNT OF SECURITIES THE FUND LENDS TO THIRD PARTIES. IN ADDITION THE FUND'S CUSTODIAN REDUCES ITS CUSTODIAN FEES BASED UPON THE AMOUNT OF CASH THE FUND MAINTAINS WITH ITS CUSTODIAN. "OTHER EXPENSES" DO NOT TAKE INTO ACCOUNT THESE ESTIMATED EXPENSE REDUCTIONS, AND ARE THEREFORE HIGHER THAN THE ACTUAL EXPENSES OF THE FUND. HAD THESE ESTIMATED FEE REDUCTIONS BEEN TAKEN INTO ACCOUNT THE ESTIMATED "TOTAL ANNUAL FUND OPERATING EXPENSES" WOULD EQUAL:

                           LARGE CAP VALUE FUND: 0.73%
                    U.S. LARGE CAP SELECT GROWTH FUND: 0.75%
                         U.S. EQUITY GROWTH FUND: 0.76%
                          WORLDWIDE GROWTH FUND: 0.92%
                            GLOBAL SELECT FUND: 0.90%
                      INTERNATIONAL CORE GROWTH FUND: 0.84%
                 INTERNATIONAL GROWTH OPPORTUNITIES FUND: 0.99%
                         EMERGING COUNTRIES FUND: 1.60%
                           HIGH YIELD BOND FUND: 0.68%

Accordingly, the "Example" taking into account offset arrangements that each of the Funds will enter into with brokers, custodians and third party service providers are replaced as follows:

Fund                                                             Year 1     Year 3     Year 5     Year 10
----                                                             ------     ------     ------     -------
Large Cap Value Fund                                             $ 58        $223       $405      $  945
U.S. Large Cap Select Growth                                       79         248        435         991
U.S. Equity Growth                                                 80         252        441       1,004
Worldwide Growth                                                   97         305        534       1,215
Global Select                                                      95         291        522       1,189
International Core Growth                                          88         278        487       1,109
International Growth Opportunities                                104         328        574       1,307
Emerging Countries                                                147         509        907       2,092
High Yield Bond                                                    53         206        376         879

CHANGE IN FUND EXPENSE CAPS

The Expense Limitation Agreement for the Large Cap Value Fund and High Yield Bond Fund is amended so that the Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses paid by directed brokerage and other offset arrangements) do not exceed the percentages as set forth below, for the Class I shares of each Fund through December 1, 2003.

         Large Cap Value Fund                        0.55%
         High Yield Bond Fund                        0.50%

CHANGE IN FUND TRANSFER AND DIVIDEND DISBURSING AGENT

Effective March 15, 2003, UMB Fund Services, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301, will serve as the Funds' Transfer and Dividend Disbursing Agent. Accordingly, references to Boston Financial Services and State Street Bank and Trust Company are replaced under "Simplified Account Information" in the Prospectus and under "Transfer and Dividend Disbursing Agent, Legal Counsel and Independent Auditors" in the Statement of Additional Information. Instructions for purchase, exchange and redemption of shares are as follows:

PURCHASES OF SHARES BY CHECK: Mail application and check, payable to Nicholas-Applegate Institutional Funds to:

                     Nicholas-Applegate Institutional Funds
                                  P.O. Box 480
                        Milwaukee, Wisconsin 53201-0480.

Send private courier overnight delivery service to:

                     Nicholas-Applegate Institutional Funds
                        803 West Michigan Street, Suite A
                        Milwaukee, Wisconsin 53233-2301.

PURCHASES OF SHARES BY BANK WIRE: Instruct your bank to wire the amount you wish to invest to:

                                 UMB Bank, N.A.
                                 Kansas City, MO
                                 ABA: #101000695
                     For credit to: Nicholas-Applegate Funds
                              Account #: 9871062937
                             For further credit to:
                               Investor Account #
                          Name or Account Registration
                                   SSN or TIN
                                  Name of Fund

EXCHANGES BY MAIL: Exchange requests made by mail must include: the name on the account, the name of the Fund and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail, courier or overnight deliver this request to the relevant address listed above under "Purchase of Shares by Check".

SELLING OR REDEEMING SHARES IN WRITING: Include the name of the account owners, account number and Fund you are redeeming from, and the share or dollar amount you wish to sell, signed by all account owners. Mail, courier or overnight this request to the relevant address listed above under "Purchase of Shares by Check".

SIGNATURE GUARANTEES: A signature guarantee from a financial institution is required to verify the authenticity of an individual's signature. Signature guarantees must be issued by a participant in a medallion program endorsed by the Securities Transfer Association. Approved programs currently include STAMP, SEMP and MSP.

                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS

         SUPPLEMENT TO CLASS IV SHARE PROSPECTUS DATED FEBRUARY 4, 2003
                     AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 27, 2003

                                  APRIL 17, 2003

CHANGES IN INVESTOR FEES AND EXPENSES

The "Investor Fees and Expenses" tables are replaced with the following to reflect a reduction in the Large Cap Value and High Yield Bond Funds' operating expenses.

LARGE CAP VALUE FUND

ANNUAL FUND OPERATING EXPENSES:
EXPENSES PAID FROM FUND ASSETS AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS
Management fee                                                                                    0.45%
Distribution fee (12b-1 fee)                                                                       None
Other Expenses                                                                                    0.31%
Total annual Fund Operating Expenses                                                              0.76%
Waiver of Fund expenses                                                                          (0.26%)
NET EXPENSES                                                                                      0.50%

Accordingly, the "Example" of Fund expenses for Large Cap Value Fund for the 1, 3, 5 and 10 year periods are as follows:

                     Year 1               Year 3              Year 5              Year 10
                     ------               ------              ------              -------
              $        53           $      224          $       414          $       976

HIGH YIELD BOND FUND

ANNUAL FUND OPERATING EXPENSES:
EXPENSES PAID FROM FUND ASSETS AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS
Management fee                                                                                    0.40%
Distribution fee (12b-1 fee)                                                                       None
Other Expenses                                                                                    0.29%
Total annual Fund Operating Expenses                                                              0.69%
Waiver of Fund expenses                                                                          (0.24%)
NET EXPENSES                                                                                      0.45%

Accordingly, the "Example" of Fund expenses for High Yield Bond Fund for the 1, 3, 5 and 10 year periods are as follows:

                     Year 1               Year 3              Year 5              Year 10
                     ------               ------              ------              -------
              $        47           $       203         $       375          $      886

CHANGE TO FUND FEE AND EXPENSE TABLE FOOTNOTES

The following changes are made to the footnotes to the Fee and Expense tables reflecting expense offset arrangements for the following Funds:

A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAYS IS USED TO REDUCE THE FUND'S EXPENSES. THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT WITH THE FUND'S CUSTODIAN AND OTHER AGENTS THAT REDUCES THE FUND'S EXPENSES BASE UPON THE AMOUNT OF SECURITIES THE FUND LENDS TO THIRD PARTIES. IN ADDITION THE FUND'S CUSTODIAN REDUCES ITS CUSTODIAN FEES BASED UPON THE AMOUNT OF CASH THE FUND MAINTAINS WITH ITS CUSTODIAN. "OTHER EXPENSES" DO NOT TAKE INTO ACCOUNT THESE ESTIMATED EXPENSE REDUCTIONS, AND ARE THEREFORE HIGHER THAN THE ACTUAL EXPENSES OF THE FUND. HAD THESE ESTIMATED FEE REDUCTIONS BEEN TAKEN INTO ACCOUNT THE ESTIMATED "TOTAL ANNUAL FUND OPERATING EXPENSES" WOULD EQUAL:

                           LARGE CAP VALUE FUND: 0.68%
                    U.S. LARGE CAP SELECT GROWTH FUND: 0.65%
                         U.S. EQUITY GROWTH FUND: 0.71%
                          WORLDWIDE GROWTH FUND: 0.82%
                            GLOBAL SELECT FUND: 0.85%
                      INTERNATIONAL CORE GROWTH FUND: 0.69%
                 INTERNATIONAL GROWTH OPPORTUNITIES FUND: 0.94%
                         EMERGING COUNTRIES FUND: 1.50%
                           HIGH YIELD BOND FUND: 0.63%

Accordingly, the "Example" taking into account offset arrangements that each of the Funds will enter into with brokers, custodians and third party service providers are replaced as follows:

Fund                                                             Year 1     Year 3     Year 5     Year 10
----                                                             ------     ------     ------     -------
Large Cap Value Fund                                              $53        $206       $376      $  879
U.S. Large Cap Select Growth                                       68         215        377         838
U.S. Equity Growth                                                 75         235        412         938
Worldwide Growth                                                   86         271        476       1,083
Global Select                                                      89         281        493       1,123
International Core Growth                                          72         228        400         911
International Growth Opportunities                                 99         311        545       1,241
Emerging Countries                                                137         476        849       1,960
High Yield Bond                                                    47         190        347         813

CHANGE IN FUND EXPENSE CAPS

The Expense Limitation Agreement for the Large Cap Value Fund and High Yield Bond Fund is amended so that the Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses paid by directed brokerage and other offset arrangements) do not exceed the percentages as set forth below, for the Class I shares of each Fund through December 1, 2003.

         Large Cap Value Fund                        0.50%
         High Yield Bond Fund                        0.45%

CHANGE IN FUND TRANSFER AND DIVIDEND DISBURSING AGENT

Effective March 15, 2003, UMB Fund Services, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301, will serve as the Funds' Transfer and Dividend Disbursing Agent. Accordingly, references to Boston Financial Services and State Street Bank and Trust Company are replaced under "Simplified Account Information" in the Prospectus and under "Transfer and Dividend Disbursing Agent, Legal Counsel and Independent Auditors" in the Statement of Additional Information. Instructions for purchase, exchange and redemption of shares are as follows:

PURCHASES OF SHARES BY CHECK: Mail application and check, payable to Nicholas-Applegate Institutional Funds to:

                     Nicholas-Applegate Institutional Funds
                                  P.O. Box 480
                        Milwaukee, Wisconsin 53201-0480.

Send private courier overnight delivery service to:

                     Nicholas-Applegate Institutional Funds
                        803 West Michigan Street, Suite A
                        Milwaukee, Wisconsin 53233-2301.

PURCHASES OF SHARES BY BANK WIRE: Instruct your bank to wire the amount you wish to invest to:

                                 UMB Bank, N.A.
                                 Kansas City, MO
                                 ABA: #101000695
                     For credit to: Nicholas-Applegate Funds
                              Account #: 9871062937
                             For further credit to:
                               Investor Account #
                          Name or Account Registration
                                   SSN or TIN
                                  Name of Fund

EXCHANGES BY MAIL: Exchange requests made by mail must include: the name on the account, the name of the Fund and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail, courier or overnight deliver this request to the relevant address listed above under "Purchase of Shares by Check".

SELLING OR REDEEMING SHARES IN WRITING: Include the name of the account owners, account number and Fund you are redeeming from, and the share or dollar amount you wish to sell, signed by all account owners. Mail, courier or overnight this request to the relevant address listed above under "Purchase of Shares by Check".

SIGNATURE GUARANTEES: A signature guarantee from a financial institution is required to verify the authenticity of an individual's signature. Signature guarantees must be issued by a participant in a medallion program endorsed by the Securities Transfer Association. Approved programs currently include STAMP, SEMP and MSP.

                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS

          SUPPLEMENT TO CLASS V SHARE PROSPECTUS DATED FEBRUARY 4, 2003
                     AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 27, 2003

                                  APRIL 17, 2003

CHANGE TO FUND FEE AND EXPENSE TABLE FOOTNOTES

The following changes are made to the footnotes to the Fee and Expense tables reflecting expense offset arrangements for the following Funds:

A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAYS IS USED TO REDUCE THE FUND'S EXPENSES. THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT WITH THE FUND'S CUSTODIAN AND OTHER AGENTS THAT REDUCES THE FUND'S EXPENSES BASE UPON THE AMOUNT OF SECURITIES THE FUND LENDS TO THIRD PARTIES. IN ADDITION THE FUND'S CUSTODIAN REDUCES ITS CUSTODIAN FEES BASED UPON THE AMOUNT OF CASH THE FUND MAINTAINS WITH ITS CUSTODIAN. "OTHER EXPENSES" DO NOT TAKE INTO ACCOUNT THESE ESTIMATED EXPENSE REDUCTIONS, AND ARE THEREFORE HIGHER THAN THE ACTUAL EXPENSES OF THE FUND. HAD THESE ESTIMATED FEE REDUCTIONS BEEN TAKEN INTO ACCOUNT THE ESTIMATED "TOTAL ANNUAL FUND OPERATING EXPENSES" WOULD EQUAL:

                          WORLDWIDE GROWTH FUND: 0.72%
                      INTERNATIONAL CORE GROWTH FUND: 0.59%
                 INTERNATIONAL GROWTH OPPORTUNITIES FUND: 0.89%
                         EMERGING COUNTRIES FUND: 1.45%

Accordingly, the "Example" taking into account offset arrangements that each of the Funds will enter into with brokers, custodians and third party service providers are replaced as follows:

Fund                                                             Year 1     Year 3     Year 5     Year 10
----                                                             ------     ------     ------     -------
Worldwide Growth                                                   76        238        418          951
International Core Growth                                          62        195        342          779
International Growth Opportunities                                 93        295        516        1,175
Emerging Countries                                                131        439        820        1,894

CHANGE IN FUND TRANSFER AND DIVIDEND DISBURSING AGENT

Effective March 15, 2003, UMB Fund Services, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301, will serve as the Funds' Transfer and Dividend Disbursing Agent. Accordingly, references to Boston Financial Services and State Street Bank and Trust Company are replaced under "Simplified Account Information" in the Prospectus and under "Transfer and Dividend Disbursing Agent, Legal Counsel and Independent Auditors" in the Statement of Additional Information. Instructions for purchase, exchange and redemption of shares are as follows:

PURCHASES OF SHARES BY CHECK: Mail application and check, payable to Nicholas-Applegate Institutional Funds to:

                     Nicholas-Applegate Institutional Funds
                                  P.O. Box 480
                        Milwaukee, Wisconsin 53201-0480.

Send private courier overnight delivery service to:

                     Nicholas-Applegate Institutional Funds
                        803 West Michigan Street, Suite A
                        Milwaukee, Wisconsin 53233-2301.

PURCHASES OF SHARES BY BANK WIRE: Instruct your bank to wire the amount you wish to invest to:

                                 UMB Bank, N.A.
                                 Kansas City, MO
                                 ABA: #101000695
                     For credit to: Nicholas-Applegate Funds
                              Account #: 9871062937
                             For further credit to:
                               Investor Account #
                          Name or Account Registration
                                   SSN or TIN
                                  Name of Fund

EXCHANGES BY MAIL: Exchange requests made by mail must include: the name on the account, the name of the Fund and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail, courier or overnight deliver this request to the relevant address listed above under "Purchase of Shares by Check".

SELLING OR REDEEMING SHARES IN WRITING: Include the name of the account owners, account number and Fund you are redeeming from, and the share or dollar amount you wish to sell, signed by all account owners. Mail, courier or overnight this request to the relevant address listed above under "Purchase of Shares by Check".

SIGNATURE GUARANTEES: A signature guarantee from a financial institution is required to verify the authenticity of an individual's signature. Signature guarantees must be issued by a participant in a medallion program endorsed by the Securities Transfer Association. Approved programs currently include STAMP, SEMP and MSP.

                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS

 SUPPLEMENT TO CLASS R SHARE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 27, 2003

                                  April 17, 2003

CHANGE TO FUND FEE AND EXPENSE TABLE FOOTNOTES

The following changes are made to the footnotes to the Fee and Expense tables reflecting expense offset arrangements for the following Funds:

A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAYS IS USED TO REDUCE THE FUND'S EXPENSES. THE FUND HAS AN EXPENSE OFFSET ARRANGEMENT WITH THE FUND'S CUSTODIAN AND OTHER AGENTS THAT REDUCES THE FUND'S EXPENSES BASE UPON THE AMOUNT OF SECURITIES THE FUND LENDS TO THIRD PARTIES. IN ADDITION THE FUND'S CUSTODIAN REDUCES ITS CUSTODIAN FEES BASED UPON THE AMOUNT OF CASH THE FUND MAINTAINS WITH ITS CUSTODIAN. "OTHER EXPENSES" DO NOT TAKE INTO ACCOUNT THESE ESTIMATED EXPENSE REDUCTIONS, AND ARE THEREFORE HIGHER THAN THE ACTUAL EXPENSES OF THE FUND. HAD THESE ESTIMATED FEE REDUCTIONS BEEN TAKEN INTO ACCOUNT THE ESTIMATED "TOTAL ANNUAL FUND OPERATING EXPENSES" WOULD EQUAL:

                           LARGE CAP VALUE FUND: 1.23%
                           EMERGING GROWTH FUND: 1.39%
                    U.S. LARGE CAP SELECT GROWTH FUND: 1.20%
                         U.S. EQUITY GROWTH FUND: 1.11%
                      INTERNATIONAL CORE GROWTH FUND: 1.34%

Accordingly, the "Example" taking into account offset arrangements that each of the Funds will enter into with brokers, custodians and third party service providers are replaced as follows:

Fund                                                            Year 1     Year 3     Year 5     Year 10
----                                                            ------     ------     ------     -------
Large Cap Value                                                  $130       $410       $719       $1,638
Emerging Growth                                                   146        460        806        1,836
U.S. Large Cap Select Growth                                      126        397        696        1,585
U.S. Equity Growth                                                117        367        644        1,446
International Core Growth                                         141        444        777        1,770

CHANGE IN FUND TRANSFER AND DIVIDEND DISBURSING AGENT

Effective March 15, 2003, UMB Fund Services, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301, will serve as the Funds' Transfer and Dividend Disbursing Agent. Accordingly, references to Boston Financial Services and State Street Bank and Trust Company are replaced under "Simplified Account Information" in the Prospectus and under "Transfer and Dividend Disbursing Agent, Legal Counsel and Independent Auditors" in the Statement of Additional Information. Instructions for purchase, exchange and redemption of shares are as follows:

PURCHASES OF SHARES BY CHECK: Mail application and check, payable to Nicholas-Applegate Institutional Funds to:

                     Nicholas-Applegate Institutional Funds
                                  P.O. Box 480
                        Milwaukee, Wisconsin 53201-0480.

Send private courier overnight delivery service to:

                     Nicholas-Applegate Institutional Funds
                        803 West Michigan Street, Suite A

                        Milwaukee, Wisconsin 53233-2301.

PURCHASES OF SHARES BY BANK WIRE: Instruct your bank to wire the amount you wish to invest to:

                                 UMB Bank, N.A.
                                 Kansas City, MO
                                 ABA: #101000695
                     For credit to: Nicholas-Applegate Funds
                              Account #: 9871062937
                             For further credit to:
                               Investor Account #
                          Name or Account Registration
                                   SSN or TIN
                                  Name of Fund

EXCHANGES BY MAIL: Exchange requests made by mail must include: the name on the account, the name of the Fund and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail, courier or overnight deliver this request to the relevant address listed above under "Purchase of Shares by Check".

SELLING OR REDEEMING SHARES IN WRITING: Include the name of the account owners, account number and Fund you are redeeming from, and the share or dollar amount you wish to sell, signed by all account owners. Mail, courier or overnight this request to the relevant address listed above under "Purchase of Shares by Check".

SIGNATURE GUARANTEES: A signature guarantee from a financial institution is required to verify the authenticity of an individual's signature. Signature guarantees must be issued by a participant in a medallion program endorsed by the Securities Transfer Association. Approved programs currently include STAMP, SEMP and MSP.